Schedule of Future Minimum Lease Payments (Details) - Jet Token, Inc. [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Restructuring Cost and Reserve [Line Items]
2023	$ 274,500	$ 549,000
2024	549,000	549,000
2025	549,000	549,000
2026	503,250	503,250
Total future minimum lease payments	1,875,750	2,150,250
Less imputed interest	(95,043)	(123,907)
Maturities of lease liabilities	$ 1,780,707	$ 2,026,343	$ 2,506,711